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METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

November 17, 2009

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-161443/811-03365
     (MetLife Growth and Guaranteed Income)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated November 16, 2009 and Statement of Additional Information ("SAI") dated November 16, 2009, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on October 30, 2009.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,


/s/ John Towers
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John Towers
Counsel
Metropolitan Life Insurance Company